STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

11 - STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

Stock Options

On July 31, 2014, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”), which reserves a total of 8,100,000 shares of the Company’s common stock for incentive awards. In connection with the Merger, options to purchase 948,567 shares of Enumeral common stock previously granted under the 2009 Plan were converted into options to purchase 1,045,419 shares of the Company’s common stock under the 2014 Plan.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

The Company recognizes all share-based awards under the straight-line attribution method, assuming that all granted awards will vest. Effective January 1, 2016, forfeitures will be recognized in the periods when they occur. Refer to Note 3, Summary of Significant Accounting Policies, for further information. In prior periods, ASC 718 required forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company evaluated its forfeiture assumptions quarterly and the expected forfeiture rate was adjusted when necessary. The actual expense recognized over the vesting period is based on only those shares that vest.

In periods prior to January 1, 2016, estimates of pre-vesting option forfeitures were based on the Company’s experience. The Company used a forfeiture rate of 0% - 5% depending on when and to whom the options were granted. The Company adjusted its estimate of forfeitures over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures were recognized through a cumulative adjustment in the period of change and may have impacted the amount of compensation expense to be recognized in future periods. The Company considered many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date. The weighted-average fair value of options granted during the nine month period ended September 30, 2016 was $0.16.

Nine Months Ended September 30, 2016
Expected volatility	116.0% - 117.0%
Risk-free interest rate	1.20% - 1.72%
Expected term (in years)	5.00
Expected dividend yield	0%

As of September 30, 2016, there were 187,481 shares available for issuance under the 2014 Plan to eligible employees, non-employee directors and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company’s capitalization.

A summary of stock option activity for the nine months ended September 30, 2016 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Shares	Price	Term (years)
Outstanding as of December 31, 2015	5,926,654	$0.62	9.0
Granted	4,068,182	$0.20
Exercised	-	$-
Canceled	(1,247,476)	$0.72
Outstanding as of September 30, 2016	8,747,360	$0.41	8.9
Exercisable as of September 30, 2016	4,910,317	$0.46	8.5

Stock option compensation expense was $260,343 and $167,575 for the three months ended September 30, 2016 and 2015, respectively. Stock option compensation expense was $803,747 and $418,641 for the nine months ended September 30, 2016 and 2015, respectively. The Company has an aggregate of $272,771 of unrecognized stock option compensation expense as of September 30, 2016 to be amortized over a weighted-average period of 1.9 years.

In September 2016, Dr. Tinkelenberg resigned as a director of the Company. As a result of his resignation, the Company incurred a one-time stock-based compensation charge of $15,580 during the three months ended September 30, 2016 for the remaining shares the Company expects to vest.

In September 2016, Mr. Rydzewski resigned as Executive Chairman and director of the Company. In connection with his resignation, all of Mr. Rydzewski’s unvested options became fully vested. As a result, 703,326 options became fully vested and the Company incurred a one-time stock-based compensation charge of $83,361 during the three months ended September 30, 2016.

In September 2016, the Company entered into an offer letter with Mr. Fayad, (the “Letter Agreement”) which sets forth the terms pursuant to which Mr. Fayad shall serve as the Company’s Chairman of the Board, President and Chief Executive Officer. Per the Letter Agreement Mr. Fayad was granted 2,600,000 options to purchase shares of the Company’s common stock. The Company granted Mr. Fayad 850,000 options under the 2014 Plan and 1,750,000 options outside of the 2014 Plan. These options vest and become exercisable as follows: (i) 100,000 options vested immediately upon grant and (ii) 2,500,000 options vest upon the achievement of certain performance-based milestones.

The aggregate intrinsic value of options exercisable as of September 30, 2016 was $4,712. The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the unaudited condensed consolidated balance sheet date.

Restricted Stock

A summary of restricted stock activity for the nine months ended September 30, 2016 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock as of December 31, 2015	282,119	$0.24
Issuance of restricted stock	140,910	$0.22
Vested	(380,362)	$0.23
Balance of unvested restricted stock as of September 30, 2016	42,667	$0.22

Restricted stock compensation expense was $20,633 and $17,200 for the three months ended September 30, 2016 and 2015, respectively. Restricted stock compensation expense was $79,551 and $59,025 for the nine months ended September 30, 2016 and 2015, respectively.

The Company had no unrecognized restricted stock compensation expense as of September 30, 2016.

Warrants

As of September 30, 2016, there were a total of 24,803,409 warrants outstanding to purchase shares of the Company's common stock. Of these, 23,549,510 warrants were issued in connection with the PPO and 66,574 warrants were issued to Square 1 Bank (in connection with a previous financing transaction as further described below) and are accounted for as derivative liabilities. The remaining 1,187,325 warrants do not require derivative liability accounting treatment.

Derivative Liability Warrants

In connection with the PPO, the Company issued warrants to purchase an aggregate of 23,549,510 shares of the Company’s common stock. Additionally, in connection with Enumeral’s December 2011 financing transaction with Square 1 Bank, Enumeral issued warrants to purchase 41,659 shares of Enumeral’s Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger.

A) PPO and PPO Agent Warrants

In July 2014, the Company issued warrants to purchase 23,549,510 shares of the Company’s common stock in connection with the PPO, of which warrants to purchase 21,549,510 shares of the Company’s common stock had an exercise price of $2.00 per share and were issued to the investors in the PPO, and warrants to purchase 2,000,000 shares of the Company’s common stock had an exercise price of $1.00 per share and were issued to the placement agents for the PPO (or their affiliates). The estimated fair value of the warrants at the time of issuance was determined to be $16,261,784 using the Black-Scholes pricing model and the following assumptions: expected term of 5.0 years, 105.4% volatility, a risk-free rate of 1.77%, and no expected dividends. The estimated fair value of the warrants at September 30, 2016 was determined to be $901,368 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 2.83 years, 106.4% volatility, risk-free rate of 0.86%, and no expected dividends. The estimated fair value of the warrants at December 31, 2015 was determined to be $2,130,822 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 3.58 years, 109.4% volatility, risk-free rate of 1.44%, and no expected dividends. Due to a price protection provision included in the warrant agreements, the warrants were deemed to be a liability and, therefore, the fair value of the warrants is recorded in the liability section of the unaudited condensed consolidated balance sheets. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of derivative liabilities on the unaudited condensed consolidated statements of operations and comprehensive income (loss). All 23,549,510 warrants were outstanding as of September 30, 2016 and December 31, 2015, respectively. If the Company successfully eliminates the anti-dilution protection for these warrants as part of the October 28, 2016 tender offer, the Company will no longer account for these warrants as derivative liabilities. See Note 13 “Subsequent Events” for further details.

B) Square 1 Financing

In connection with the December 2011 Square 1 financing transaction, Enumeral issued to Square 1 Bank warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into warrants to purchase 54,245 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of the warrants as of September 30, 2016 was determined to be $3,358 using the Black-Scholes pricing model and the following assumptions: expected term of 2.18 years, 106.4% volatility, a risk-free rate of 0.79%, and no expected dividends. The estimated fair value of the warrants as of December 31, 2015 was determined to be $5,777 using the Black-Scholes pricing model and the following assumptions: expected term of 2.9 years, 104.6% volatility, a risk-free rate of 1.31%, and no expected dividends. As part of a June 12, 2012 amendment to the Loan and Security Agreement between Enumeral and Square 1 Bank, Enumeral issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into warrants to purchase 12,329 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of these warrants as of September 30, 2016 was determined to be $940 using the Black-Scholes pricing model and the following assumptions: expected term of 2.7 years, 106.4% volatility, a risk-free rate of 0.85%, and no expected dividends. The estimated fair value of these warrants as of December 31, 2015 was determined to be $1,492 using the Black-Scholes pricing model and the following assumptions: expected term of 3.5 years, 104.6% volatility, a risk-free rate of 1.42%, and no expected dividends. The warrants are classified as derivative liabilities in the accompanying unaudited condensed consolidated balance sheets and measured at fair value on a recurring basis. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of derivative liabilities on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As of September 30, 2016 and December 31, 2015 these warrants were outstanding and expire on December 5, 2018 and June 12, 2019, respectively.

11 – STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS

Stock Options

In December 2009, Enumeral adopted the 2009 Stock Incentive Plan (the “2009 Plan”). In April 2014, Enumeral amended the 2009 Plan to increase the number of shares authorized thereunder to 3,200,437. The 2009 Plan was terminated in July 2014 in connection with the Merger.

On July 31, 2014, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the 2014 Equity Incentive Plan (the “2014 Plan”), which reserves a total of 8,100,000 shares of the Company’s common stock for incentive awards. In connection with the Merger, options to purchase 948,567 shares of Enumeral common stock previously granted under the 2009 Plan were converted into options to purchase 1,045,419 shares of the Company’s common stock under the 2014 Plan.

Generally, shares that are expired, terminated, surrendered or cancelled without having been fully exercised will be available for future awards. In addition, shares of common stock that are tendered to the Company by a participant to exercise an award are added to the number of shares of common stock available for the grant of awards.

As of December 31, 2015, there are 1,399,097 shares available for issuance under the 2014 Plan to eligible employees, non-employees directors and consultants. This number is subject to adjustment in the event of a stock split, reverse stock split, stock dividend, or other change in the Company’s capitalization.

During the years ended December 31, 2015 and 2014, there were 3,444,000 and 1,922,626 stock options granted to employees, directors or consultants under the 2014 Plan, respectively, with weighted-average grant date fair values, using the Black-Scholes pricing model, of $0.31 and $0.63. The vesting of employee and director awards is generally time-based and the restrictions typically lapse 25% after 12 months and monthly thereafter for the next 36 months for employees and annually over three years for directors. In addition, certain option awards for employees provide for vesting of all or a portion of the shares underlying such option upon the achievement of certain milestones or performance-based criteria.

On March 24, 2016, the Compensation Committee of the Company’s Board of Directors granted an aggregate of 1,150,000 options to purchase shares of the Company’s common stock to employees of the Company.

The Company estimates the fair value of each stock award on the grant date using the Black-Scholes option-pricing model based on the following assumptions and the assumptions regarding the fair value of the underlying common stock on each measurement date:

	Years ended December 31,
	2015	2014

Expected Volatility	104.1%-136.0%	99.0%
Risk-free interest rate	1.60%-2.22%	1.62%-1.72%
Expected term (in years)	6.00-9.59	6.00
Expected dividend yield	0%	0%

In July 2014, Enumeral modified the option grants of two former directors of Enumeral. As a result of this modification, 77,148 shares became fully vested and the Company incurred stock based compensation of $63,262 during the year ended December 31, 2014.

Stock option expense for employees was $707,325 and $339,415 for the years ended December 31, 2015 and 2014, respectively, while non-employee stock option expense was $18,474 and $25,951 for the years ended December 31, 2015 and 2014, respectively. The Company has an aggregate of $1,444,849 of unrecognized stock-based compensation expense as of December 31, 2015 to be amortized over a weighted average period of 2.73 years.

A summary stock option activity for the year ended December 31, 2015 is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (years)	Value
Outstanding at December 31, 2014	2,730,963	$0.78	9.0	$763,281
Granted	3,444,000	$0.47
Exercised	(124,906)	$0.24
Canceled	(123,403)	$0.44
Outstanding at December 31, 2015	5,926,654	$0.62	9.0	$8,848
Exercisable at December 31, 2015	1,581,064	$0.62	8.1	$8,834

The aggregate intrinsic value was calculated as the difference between the exercise price of the stock options and the fair value of the underlying common stock as of the balance sheet date.

Restricted Stock

Restricted stock expense was $101,385 and $156,299 for the years ended December 31, 2015 and 2014, respectively.

A summary of restricted stock activity for the year ended December 31, 2015 is as follows:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value
Balance of unvested restricted stock at December 31, 2014	345,699	$0.23
Issuance of restricted stock	219,048	$0.30
Restrictions lapsed	(282,628)	$(0.29)
Balance of unvested restricted stock at December 31, 2015	282,119	$0.24

The Company has an aggregate of $51,074 of unrecognized restricted stock compensation expense as of December 31, 2015 to be amortized over a weighted average period of 0.6 years.

Warrants

As of December 31, 2015 and 2014, there were a total of 24,803,409 warrants outstanding to purchase shares of the Company’s common stock. Of these, 23,549,510 warrants were issued in connection with the PPO and 66,574 warrants were issued to Square 1 Bank and are accounted for as a derivative liability warrants. The remaining 1,187,325 warrants do not require derivative liability accounting treatment.

Derivative Liability Warrants

In connection with the PPO, the Company issued warrants to purchase an aggregate of 23,549,510 shares of the Company’s common stock. Additionally, in connection with the Square 1 Financing, Enumeral issued warrants to purchase 41,659 shares of Enumeral’s Series A preferred stock that were subsequently converted into warrants to purchase 66,574 shares of the Company’s common stock in connection with the July 2014 Merger.

PPO and Agent Warrants

In July 2014, the Company issued warrants to purchase 23,549,510 shares of the Company’s common stock in connection with the PPO, of which warrants to purchase 21,549,510 shares of the Company’s common stock had an exercise price of $2.00 per share and were issued to the investors in the PPO, and warrants to purchase 2,000,000 shares of the Company’s common stock had an exercise price of $1.00 per share and were issued to the placement agents for the PPO (or their affiliates). The estimated fair value of the warrants at the time of issuance was determined to be $16,261,784 using the Black-Scholes pricing model and the following assumptions: expected term of five years, 105.4% volatility, and a risk-free rate of 1.77%. Due to a price protection provision included in the warrant agreements, the warrants were deemed to be a liability and, therefore, the fair value of the warrants is recorded in the liability section of the balance sheet. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the consolidated statement of operations. The estimated fair value of the warrants at December 31, 2015 was determined to be $2,130,822 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 3.58 years, 109.4% volatility, risk-free rate of 1.44%, and no expected dividends. The estimated fair value of the warrants at December 31, 2014 was determined to be $16,065,396 using the Black-Scholes pricing model and the following assumptions: expected remaining term of 4.58 years, 99.8% volatility, risk-free rate of 1.53%, and no expected dividends. All 23,549,510 warrants were outstanding as of December 31, 2015 and 2014, respectively.

Square 1 Financing

In connection with the December 2011 Square 1 Financing, Enumeral issued to Square 1 Bank warrants to purchase an aggregate of 33,944 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 54,245 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of the warrants as of December 31, 2015 was determined to be $5,777 using the Black-Scholes pricing model and the following assumptions: expected term of 2.9 years, 104.6% volatility, and a risk-free rate of 1.31%. The estimated fair value of the warrants as of December 31, 2014 was determined to be $43,237 using the Black-Scholes pricing model and the following assumptions: expected term of 3.93 years, 99.8% volatility, and a risk-free rate of 1.375%. As part of a June 12, 2012 amendment to the Loan and Security Agreement between Enumeral and Square 1 Bank, Enumeral issued warrants to Square 1 Bank to purchase an aggregate of 7,715 shares of Series A convertible preferred stock at an exercise price of $1.16 per share, exercisable for seven years. In July 2014, as part of the Merger, these warrants were converted into a warrant to purchase 12,329 shares of the Company’s common stock at an exercise price of $0.73 per share. The estimated fair value of these warrants as of December 31, 2015 was determined to be $1,492 using the Black-Scholes pricing model and the following assumptions: expected term of 3.5 years, 104.6% volatility, and a risk-free rate of 1.42%. The warrants are classified as derivative liabilities in the accompanying balance sheets and measured at fair value on a recurring basis. The estimated fair value of these warrants as of December 31, 2014 was determined to be $10,169 using the Black-Scholes pricing model and the following assumptions: expected term of 4.45 years, 99.8% volatility, and a risk-free rate of 1.65%. As such, the outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liability on the statement of operations. As of December 31, 2015 and 2014, these warrants were outstanding and expire on December 5, 2018 and June 12, 2019.

Derivative Liability Re-Measurement

The Company used the Black-Scholes option-pricing model to estimate the fair values of the issued and outstanding warrants as of December 31, 2015 and 2014. The Company recorded income of $13,980,711 and $184,448 for the years ended December 31, 2015 and 2014, respectively, due to the change in the fair value of the warrants. Outstanding warrants are revalued each reporting period with the resulting gains and losses recorded as the change in fair value of warrant liabilities on the consolidated statements of operations.

Other Warrants

In April 2014, in connection with Enumeral’s Series B preferred stock offering, Enumeral compensated the placement agent through the issuance of a warrant for 38,259 shares of Enumeral Series B preferred stock. The estimated fair value of the warrant at the time of issuance was determined to be $49,854 using the Black-Sholes pricing model and the following assumptions: expected term of five years, exercise price of $2.125 per share, 74.6% volatility, and a risk-free rate of 1.72%. The Company recorded this value net against issuance cost in equity. In connection with the Merger in July 2014, this Series B preferred stock warrant was converted into a warrant to purchase 112,001 shares of the Company’s common stock. The exercise price of these warrants is $0.73 per share.

In April 2014, Enumeral issued warrants to two executive officers to purchase a total of 105,881 shares of Enumeral Series B preferred stock in connection with Enumeral’s Series B financing. These warrants were issued in relation to these executives taking a salary reduction prior to the Series B financing. The estimated fair value of the warrants at the time of issuance was determined to be $137,770 using the Black-Sholes pricing model and the following assumptions: expected term of five years, exercise price of $2.125 per share, 74.6% volatility, and a risk-free rate of 1.63%. These warrants vested over six months. During the year ended December 31, 2014, the Company recorded $137,770 of stock based compensation expense related to these warrants. In connection with the Merger in July 2014, these Series B warrants were converted into warrants to purchase 309,967 shares of the Company’s common stock. The exercise price of these warrants is $0.73 per share.

In April 2014, Enumeral issued warrants associated with Enumeral’s convertible promissory notes to purchase 694,443 shares of Enumeral common stock. The estimated fair value of the warrants at the time of issuance was determined to be $140,779 using the Black-Sholes pricing model and the following assumptions: expected term of ten years, exercise price of $0.27 per share, 67.6% volatility, and a risk-free rate of 2.61%. The Company recorded this value against equity. As part of the Merger, these warrants were converted into warrants to purchase 765,357 shares of the Company’s common stock. The exercise price of these warrants is $0.245 per share.